Expense Example {- Fidelity Freedom® 2045 Fund} - 03.31 Fidelity Freedom Funds Retail Combo PRO-16 - Fidelity Freedom® 2045 Fund - Fidelity Freedom 2045 Fund - Retail Class	May 28, 2022 USD ($)
Expense Example:
1 year	$ 77
3 years	240
5 years	417
10 years	$ 918